Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	$ 503	$ 655
Pension obligations	0	257
Regulatory assets and liabilities	301	0
Non-capital losses	188	213
Non-depreciable capital property	273	273
Tax credit carryforwards	181	147
Investment in subsidiaries	102	99
Environmental expenditures	34	44
Deferred income tax assets gross	1,582	1,688
Less: valuation allowance	(381)	(378)
Total deferred income tax assets	1,201	1,310
Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	1,776	1,354
Pension assets	129
Regulatory assets and liabilities	0	308
Other	5	5
Total deferred income tax liabilities	1,910	1,667
Net deferred income tax liabilities	$ (709)	$ (357)